FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
FAIR VALUE MEASUREMENTS
balance of investments which are measured at fair value on a recurring basis, by level within the fair value hierarchy

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$16,634,856	$	$	$16,634,856
Company common stock	1,835,041			1,835,041
	$18,469,897	$	$	18,469,897

Common collective trust (a)				7,303,124
Pooled separate accounts (a)				250,289
				7,553,413

Total investments at fair value				$26,023,310

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$15,085,922	$	$	$15,085,922
Company common stock	1,717,906			1,717,906
	$16,803,828	$	$	16,803,828

Common collective trust (a)				8,349,835
Pooled separate accounts (a)				235,269
				8,585,104

Total investments at fair value				$25,388,932

(a)	The common collective trust and pooled separate accounts are measured using NAV as a practical expedient and accordingly, have not been classified in the fair value hierarchy table. The fair value presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.